GENERAL INFORMATION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 28, 2017	Mar. 31, 2023	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023		Feb. 28, 2022	Jul. 25, 2017
Common stock, issued			7,715,143,227	7,715,143,227		5,848,741,599		4,735,210,360
Cash flow from operating activities				$ 9,378,427	$ 9,883,272	$ 12,577,395		$ 14,825,442
Accumulated deficit			$ 125,535,116	125,535,116		112,253,711	[1]	$ 94,144,254
Working capital			$ 12,944,810	12,944,810		12,610,601
Minimum [Member]
Other cost cutting management estimates				200,000		200,000
Maximum [Member]
Other cost cutting management estimates				$ 300,000		$ 300,000
Common Stock [Member]
Common stock, issued			7,715,143,227	7,715,143,227		5,836,641,599		4,733,110,360
Purchase of common stock		$ 12,500,000	$ 56,320	$ 314,276		$ 447,858		$ 586,692
Robotic Assistance Devices LLC [Member]
Common stock, issued									10,000
Robotic Assistance Devices LLC [Member] | Series E Preferred Stock [Member]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices LLC [Member] | Series F Preferred Stock [Member]
Number of shares isuued under acquisition	2,450

[1]	Derived from audited information